Investment in finance leases, net	12 Months Ended
Dec. 31, 2024
Flight Equipment, Net [Abstract]
Investment in finance leases, net	Investment in finance leases, net
Components of investment in finance leases, net as of December 31, 2024 and 2023 were as follows:

	As of December 31,
	2024	2023
Future minimum lease payments to be received, net	$1,189,932	$1,156,693
Estimated residual values of leased flight equipment	516,550	597,184
Less: Unearned income	(487,729)	(490,502)
Less: Allowance for credit losses (Note 27)	(10,168)	(8,924)
	$1,208,585	$1,254,451
Investment in finance leases consists of direct financing leases and sales-type leases of flight equipment and represents net unpaid rentals and estimated unguaranteed residual values of leased equipment, less related unearned income.
As of December 31, 2024, the cash flows receivable, including the estimated residual value at lease termination, from finance and sales-type leases were as follows:

Cash flows receivable
2025	$310,042
2026	265,599
2027	207,818
2028	147,522
2029	138,384
Thereafter	637,117
Undiscounted cash flows receivable	$1,706,482
Less: Unearned income	(487,729)
Less: Allowance for credit losses (Note 27)	(10,168)
$1,208,585
During the years ended December 31, 2024, 2023 and 2022, we recognized interest income from investment in finance leases, net of $96 million, $101 million and $130 million, respectively, included in basic lease rents.